Income Taxes (Narrative) (Details)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 22, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Mar. 31, 2018
Operating Loss Carryforwards [Line Items]
Corporate income tax rate		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	21.00%
Operating loss carryforwards expiration date					Dec. 31, 2020	Dec. 31, 2039	Jun. 30, 2020
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	35.00%
Operating loss carryforwards expiration date							Jun. 30, 2038